Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Parenthetical) (Detail) - Immaterial subsidiaries [member] - Other post employment benefit plans [member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	$ 1	$ 1
Defined benefit liability	$ 6	$ 5